NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	The Company’s total nonconvertible notes payable at September 30, 2015 was $1,210,419, representing a net increase of $71,373 for the nine-months ended September 30, 2015. The following table shows the components of notes payable, including three-year, 50% notes payable at September 30, 2015 and December 31, 2014, respectively:

	September 30,	December 31,
Loan Type	2015	2014
Bank	$259,551	$84,406
Insurance	14,748	40,300
Other term notes	936,120	1,014,340
Total notes payable	1,210,419	1,139,046
Less: Current portion	(725,071)	(791,289)
Long-term portion	$485,348	$347,757
Notes payable as of December 31 consisted of the following:

	Collateral		Interest	Monthly		December 31,
Type	(If any)		Rate	Payments	Maturity	2014	2013

Bank	Autos	(8)	6.00%	$468	Jan. 2017	10,949	15,749
Bank	Autos	(7) (8)	6.50%	$1,017	Jun. 2018	21,818	47,401
Bank	Autos	(8)	6.50%	$220	Jul. 2018	8,387	10,392
Bank	Autos	(1) (8)	4.00%	$312	Mar. 2019	14,569	-
Bank	Autos	(1) (8)	4.00%	$254	Mar. 2019	11,893	-
Bank	Autos	(1) (8)	4.00%	$346	May. 2019	16,790	-
Insurance		(2) (8)	7.50%	$3,093	Nov. 2014	40,300	34,069
Demand Note	Inventory	(11)	16.00%	$-	Jun. 2015	313,477	313,477
Demand Note		(6)	15.00%	$7,500	Apr. 2015	30,745	-
Demand Note		(3)	-%	$-	Apr. 2015	7,500	-
Demand Note		(4)	12.9%	$-	Jul. 2015	250,000	-
Demand Note		(4) (9)	9.90%	$-	Mar. 2014	-	98,646
Demand Note		(5) (10)	16.70%	$-	Jun. 2015	412,618	-
Total notes payable						$1,139,046	$519,734
Less: Current portion						$(791,289)	$(412,405)

Long-term portion						$347,757	$107,329

Schedule of Maturities of Long-term Debt [Table Text Block]	Future principal payments on long-term debt are as follows:
2015	$791,289
2016	233,682
2017	109,386
2018	4,689
2019 & thereafter	-
Total	$1,139,046